Segment Information, Information about Company's Reportable Segments (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) Segment Vessel	Jun. 30, 2022 USD ($)
Segment Information [Abstract]
Number of containerships acquired | Vessel	2
Number of reportable segments | Segment	2
Segment Information [Abstract]
Total vessel revenues	$ 49,747,081	$ 79,529,412
Voyage expenses (including charges from related party)	(2,698,540)	(1,384,566)
Vessel operating expenses	(21,676,527)	(20,914,440)
Management fees to related parties	(3,615,825)	(3,077,000)
Depreciation and amortization	(11,301,547)	(8,602,774)
Gain on sale of vessel	3,128,568	0
Operating income	10,778,134	43,489,330
Interest and finance costs	(6,117,641)	(3,099,169)
Interest income	1,439,909	139,979
Foreign exchange (losses)/gains	(70,792)	78,916
Unrealized loss on equity securities	5,107,427	0
Unallocated general and administrative expenses	(2,805,076)	(2,061,302)
Dividend on equity securities	366,002	0
Gain on sale of equity securities	2,636	0
Net income from continuing operations, before taxes	1,741,932	40,609,056
Net income and comprehensive income from discontinued operations, before taxes	17,513,269	7,777,766
Net income and Comprehensive income, before taxes	19,255,201	48,386,822
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	49,747,081	79,529,412
Operating Segment [Member]
Segment Information [Abstract]
Total vessel revenues	49,747,081
Operating income	13,583,210	45,550,632
Operating Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	49,747,081
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Total vessel revenues	42,979,593	79,529,412
Voyage expenses (including charges from related party)	(2,339,460)	(1,384,566)
Vessel operating expenses	(18,754,397)	(20,914,440)
Management fees to related parties	(3,280,975)	(3,077,000)
Depreciation and amortization	(8,710,367)	(8,602,774)
Gain on sale of vessel	3,128,568	0
Operating income	13,022,962	45,550,632
Operating Segment [Member] | Dry Bulk Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	42,979,593	79,529,412
Operating Segment [Member] | Container Ship Segment [Member]
Segment Information [Abstract]
Total vessel revenues	6,767,488
Voyage expenses (including charges from related party)	(359,080)
Vessel operating expenses	(2,922,130)
Management fees to related parties	(334,850)
Depreciation and amortization	(2,591,180)
Gain on sale of vessel	0
Operating income	560,248
Operating Segment [Member] | Container Ship Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues	6,767,488
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs	(5,812,565)	(3,068,061)
Interest income	1,161,934	9,815
Foreign exchange (losses)/gains	(66,035)	74,006
Unrealized loss on equity securities	(5,107,427)	0
Gain on sale of equity securities	2,636	0
Segment Reconciling Items [Member] | Nonrelated Party [Member]
Segment Information [Abstract]
Dividend on equity securities	366,002	0
Segment Reconciling Items [Member] | Related Party [Member]
Segment Information [Abstract]
Dividend on equity securities	451,111	0
Corporate [Member]
Segment Information [Abstract]
Interest and finance costs	(305,076)	(31,108)
Interest income	277,975	130,164
Foreign exchange (losses)/gains	(4,757)	4,910
Unallocated general and administrative expenses	$ (2,805,076)	$ (2,061,302)